Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (13.8%)
U.S. Government Securities (10.0%)
	United States Treasury Note/Bond	2.750%	9/30/20	200,000	201,624
	United States Treasury Note/Bond	2.500%	12/31/20	150,000	151,218
	United States Treasury Note/Bond	2.625%	6/15/21	18,000	18,259
1	United States Treasury Note/Bond	1.625%	6/30/21	66,600	66,611
	United States Treasury Note/Bond	1.750%	7/31/21	95,000	95,208
2	United States Treasury Note/Bond	1.375%	10/15/22	110,000	109,278
					642,198
Agency Bonds and Notes (2.0%)
	Federal Home Loan Banks	1.625%	12/20/21	70,000	69,995
3	Federal National Mortgage Assn.	2.250%	4/12/22	40,000	40,554
3	Federal National Mortgage Assn.	1.625%	10/15/24	18,000	17,885
					128,434
Conventional Mortgage-Backed Securities (0.0%)
3,4	Freddie Mac Gold Pool	6.000%	4/1/28	5	6

Nonconventional Mortgage-Backed Securities (1.8%)
3,4	Fannie Mae REMICS	3.500%	10/25/48	2,646	2,708
3,4	Freddie Mac REMICS	2.500%	4/15/43-10/25/49	11,717	11,760
3,4	Freddie Mac REMICS	3.000%	10/25/48	6,829	6,975
4	Ginnie Mae REMICS	1.500%	10/20/45–11/20/45	87,000	84,569
4	Ginnie Mae REMICS	2.500%	11/20/47	7,169	7,202
4	Ginnie Mae REMICS	3.000%	3/20/41	2,203	2,243
					115,457
Total U.S. Government and Agency Obligations (Cost $1,074,877)					886,095
Asset-Backed/Commercial Mortgage-Backed Securities (51.6%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	7,700	7,720
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,501
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,651
4	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	11,670	11,668
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,890	1,884
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,540	30,040
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	33,960	34,628
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	11,940	12,195
4,5	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	3,145	3,241
4	AmeriCredit Automobile Receivables Trust
	2019-1	2.970%	11/20/23	8,800	8,903
4,5	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	708	720
4,5	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	740	818
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	5,215	5,299
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	3,490	3,548
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	4,020	4,179

4,5	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	9,120	9,725
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	5,590	5,720
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	290	301
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	749	797
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	160	171
4	BANK 2017 - BNK5	3.390%	6/15/60	270	286
4	BANK 2017 - BNK6	3.254%	7/15/60	440	459
4	BANK 2017 - BNK6	3.518%	7/15/60	420	448
4	BANK 2017 - BNK6	3.741%	7/15/60	30	32
4	BANK 2017 - BNK7	3.435%	9/15/60	380	403
4	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,192
4	BANK 2017 - BNK9	3.538%	11/15/54	505	539
4	BANK 2018 - BN10	3.641%	2/15/61	380	404
4	BANK 2018 - BN12	4.255%	5/15/61	250	280
4	BANK 2018 - BN14	4.185%	9/15/60	445	488
4	BANK 2018 - BN14	4.231%	9/15/60	250	280
4	BANK 2019 - BN17	3.623%	4/15/52	181	194
4	BANK 2019 - BN17	3.714%	4/15/52	576	625
4	BANK 2019 - BN18	3.584%	5/15/62	570	613
4	BANK 2019 - BN19	3.183%	8/15/61	470	490
4	BANK 2019 - BN21	2.851%	10/17/52	460	467
4	BANK 2019 - BNK20	3.011%	9/15/61	100	103
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	110	116
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	250	269
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	60	64
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	250	271
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	250	276
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	250	279
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,217
4	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	194	207
4	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	23,060	23,068
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,220	2,237
4,6	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR + 0.200%	2.147%	6/25/26	1,212	1,207
4,6	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR + 0.800%	2.710%	2/25/30	2,133	2,137
4,5	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,920	4,993
4,5	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	1,900	1,944
4,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	14,350	14,428
4,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	6,380	6,519
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	15,950	16,078
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,380	5,455
4	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	27,130	27,099
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	37,760	38,545
4	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,553
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,057
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,680	1,699
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	29,670	30,091

4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,240
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,425
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,320	5,525
4	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	29,590	29,655
4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,400	5,418
4	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	16,090	16,114
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	3,830	3,838
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	545
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	555	585
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,189
4	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	200	204
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	2,019	2,018
4,5	CFCRE Commercial Mortgage Trust 2011-
	C2	5.741%	12/15/47	2,072	2,177
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	472	489
4,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	15,636	15,801
4,5	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	7,868	7,953
4,5	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	450	462
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	952	975
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	212	219
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	3,415	3,630
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	756	799
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	255	268
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	591	615
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	2,250	2,370
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	50	52
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	950	1,011
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	1,250	1,333
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	900	935
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	280	286
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	520	553
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	1,085	1,147
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	230	255
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	1,040	1,148
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	370
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	924
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	572	579
4,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	346
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	547	554

4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	295
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	974
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	869
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	418	430
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	800	848
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	893
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
4	COMM 2013-CCRE9 Mortgage Trust	4.222%	7/10/45	800	847
4,5	COMM 2013-CCRE9 Mortgage Trust	4.246%	7/10/45	3,169	3,284
4,5	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	310	319
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	160
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	984	1,003
4,5	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,098	1,120
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	21
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	505	539
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	32
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	500	531
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	372
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	83
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,492	2,630
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,500	1,602
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	892
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	515
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	46
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	1,250	1,337
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	900	944
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	520	549
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	520	572
4,5	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	29,690	29,938
4,5	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	3,980	4,030
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	773
4,5,6	DELAM 2018-1, 1M USD LIBOR + 0.700%	2.464%	11/19/25	16,440	16,405
4,5	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	11,290	11,333
4,5	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	10,610	10,733
4	Discover Card Execution Note Trust 2018-
	A5	3.320%	3/15/24	22,440	22,946
4	Discover Card Execution Note Trust 2019-
	A1	3.040%	7/15/24	14,110	14,445
4	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	35,000	34,963
4,5	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	13,142	13,219
4,5	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	27,790	28,062
4,5	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,700	6,865
4,5	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	13,970	14,085
4,5	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,190	10,385
4,5	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	21,160	21,213
4,5	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	14,100	14,054
4,5	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	8,000	7,969
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	7,110	7,150
4,5,6	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	2.592%	10/25/56	518	516
4,5	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	4,260	4,300

4,5	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/20/24	6,160	6,294
3,4	Fannie Mae-Aces 2011-50F	3.000%	9/25/49	12,354	12,591
3,4	Fannie Mae-Aces 2011-77A	3.000%	4/25/44	3,048	3,094
3,4	Fannie Mae-Aces 2011-90A	3.500%	12/25/45	3,284	3,393
3,4	Fannie Mae-Aces 2012-123F	1.500%	11/25/42	12,284	12,024
3,4	Fannie Mae-Aces 2012-124E	1.500%	11/25/42	7,674	7,354
3,4	Fannie Mae-Aces 2013-111B	2.125%	10/25/42	5,841	5,797
3,4	Fannie Mae-Aces 2013-114D	2.250%	7/25/43	1,886	1,873
3,4	Fannie Mae-Aces 2013-115A	2.000%	11/25/43	5,678	5,590
3,4	Fannie Mae-Aces 2013-115B	2.100%	4/25/43	4,632	4,570
3,4	Fannie Mae-Aces 2013-115B	2.250%	10/25/43	8,281	8,204
3,4	Fannie Mae-Aces 2013-20E	1.500%	3/25/43	8,862	8,487
3,4	Fannie Mae-Aces 2013-46B	1.700%	5/25/43	9,081	8,821
3,4	Fannie Mae-Aces 2013-46C	1.700%	5/25/43	4,619	4,481
3,4	Fannie Mae-Aces 2013-46D	1.500%	5/25/43	9,098	8,829
3,4	Fannie Mae-Aces 2013-49B	1.650%	12/25/42	14,011	13,777
3,4	Fannie Mae-Aces 2013-53G	1.500%	12/25/41	20,223	19,861
3,4	Fannie Mae-Aces 2013-57G	1.750%	6/25/41	7,848	7,751
3,4	Fannie Mae-Aces 2014-60E	2.000%	9/25/44	15,881	15,604
3,4	Fannie Mae-Aces 2014-86A	2.000%	12/25/44	6,555	6,445
3,4	Fannie Mae-Aces 2015-18E	1.750%	4/25/44	6,966	6,825
3,4	Fannie Mae-Aces 2015-19	2.000%	12/25/44	13,526	13,331
3,4	Fannie Mae-Aces 2015-73	1.600%	10/25/45	8,870	8,700
3,4	Fannie Mae-Aces 2016-60B	2.500%	9/25/46	4,964	4,977
3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	12,995	13,335
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4122C	1.500%	10/15/42	17,905	17,595
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4122H	1.500%	10/15/42	10,308	10,122
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4122K	1.500%	10/15/42	5,590	5,347
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4194A	1.700%	4/15/43	8,280	8,088
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4213D	1.750%	11/15/41	15,036	14,850
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4259B	2.250%	4/15/43–6/15/43	5,371	5,342
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4395E	1.750%	7/15/45	26,862	26,365
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4460A	1.750%	4/15/41	26,702	26,140
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4468F	1.600%	4/15/41	17,413	16,935
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4604E	2.750%	1/15/46	2,929	2,968
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4927F	2.250%	9/25/49	6,927	6,867
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4935A	2.750%	10/25/49	2,718	2,759
3,4	FHLMC Multifamily Structured Pass
	Through Certificates 4935A	2.500%	12/25/49	3,955	3,968
4	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,391
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	29,360	29,637
4,5	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	36,545	36,675
4,5	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	21,710	21,709
4,5	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	61,670	62,326
4,5	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	31,260	31,466

4	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	40,870	41,492
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,422
4,5	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	31,840	33,267
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	35,040
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	18,514
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	40,300	40,766
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	40,960	41,969
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	18,220	18,461
4	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	22,230	22,199
4,5	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	7,860	7,874
4	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	6,055
4	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	31,600	31,991
4	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,254
4	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	35,400	35,999
4	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	21,200
4	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	14,060	14,449
4	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	22,660	22,860
4	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	6,850	6,981
4	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	25,100	25,218
4	GM Financial Securitized Term Auto
	Receivables Trust 2019-4	1.760%	1/16/25	3,810	3,774
4,5	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	27,050	27,399
4,5	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	5,600	5,631
4,5	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	30,290	31,623
4,5,6	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.360%	8/25/60	13,104	13,078
4,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	2,580	2,600
4,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,740
4,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	227
4	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	1,338	1,426
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,205
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	62
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	117
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	63
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	646
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,459
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,231
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	580	593
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	250	278

4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	140	146
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	500	512
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	16,180	16,217
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	3,600	3,618
4,5	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	8,760	8,826
4,5,6	Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.361%	10/15/54	9,647	9,642
4,5,6	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.421%	10/15/54	25,263	25,231
4	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	8,510	8,519
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	4,910	4,928
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	22,120	22,344
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	8,110	8,268
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	6,240	6,297
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	1,270	1,289
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	6,680	6,868
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,320	5,440
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.780%	8/15/23	26,800	26,740
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	7,800	7,748
4,5	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,164
4,5	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	6,400	6,408
4,5	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,300	1,301
4,5	Hudson Yards 2019-30HY	3.228%	7/10/39	420	433
4,5	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	11,802	11,865
4,5	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	12,240	12,381
4,5	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	2,010	2,042
4,5	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	25,950	25,889
4	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	6,960	6,956
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	3,260	3,320
4	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	19,020	19,024
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	5,370	5,364
4,5	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	7,000	7,080
4,5	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,036	2,097
4	John Deere Owner Trust 2018-B	3.080%	11/15/22	11,300	11,419
4	John Deere Owner Trust 2018-B	2.910%	7/17/23	25,490	25,806
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	11,550	11,830
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,126
4	John Deere Owner Trust 2019-B	2.210%	12/15/23	15,670	15,751
4	John Deere Owner Trust 2019-B	2.320%	5/15/26	8,340	8,364
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	23	23
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	295	297

4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,354	1,384
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.418%	8/15/46	867	904
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	4,957	5,064
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	318	323
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,664
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,089	1,111
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	710	747
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	277	284
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	264	279
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,336
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	800	818
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	311	320
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	900	917
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	110	117
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	310	327
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,043	2,137
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.039%	7/15/45	1,835	1,922
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	193	199
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	277	293
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	187	192
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	2,947	3,157
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,460	1,558
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	700	746
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	120	128
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	233	242
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	500	528
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	40	43
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	220	235
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	340	359

4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	80	83
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	230	254
4,5	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	1,315	1,347
4,5,6	Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.319%	12/22/69	3,106	3,104
4,6	Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.319%	12/22/69	10,941	10,970
4	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	866	866
4	M Financial Securitized Term Auto
	Receivables Trust 2019-4	1.750%	7/16/24	26,310	26,168
4	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	7,240	7,238
4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	12,310	12,625
4	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	9,370	9,350
4,5	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	25,720	26,043
4,5	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	987	992
4,5	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,395
4,5	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,369
4,5	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,228
4,5	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,490	6,657
4,5	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,686
4,5	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,443
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	879	897
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	694	716
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	384	389
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.081%	7/15/46	3,023	3,197
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,023	1,072
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.153%	8/15/46	70	74
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	217	223
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	70	74
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	150	159
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	250	266
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	250	268
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,489	1,572
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	2,065	2,194
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	500	529
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	465	491

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	70	74
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	20	21
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	200	205
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	20	21
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	250	255
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	90	93
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	230	241
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	1,450	1,538
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	1,190	1,264
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	500	529
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	900	936
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	900	960
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	460	488
4,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,371
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,000	2,140
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	155
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	900	910
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	900	953
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	190
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	238
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	186
4,5,6	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.322%	9/25/24	4,290	4,289
4,5,6	Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	2.842%	6/25/65	3,581	3,601
4,5,6	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	2.642%	6/25/65	1,891	1,895
4,5,6	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.542%	3/25/66	27,300	27,344
4,5,6	Navient Student Loan Trust 2017-1, 1M
	USD LIBOR + 0.750%	2.542%	7/26/66	8,121	8,139
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	12,040	12,193
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	10,180	10,276
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	5,000	5,054
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	8,850	8,872
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	12,310	12,625
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	6,410	6,585
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	6,420	6,486
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	1,250	1,269
4,5	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	654	662

4,5	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	512
4,5,6	Pepper Residential Securities Trust 2017-
	A, 1M USD LIBOR + 1.100%	2.815%	3/10/58	3	3
4,5,6	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	2.686%	3/12/47	25	25
4,5,6	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.620%	1/16/60	1,800	1,799
4,5,6	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	2.765%	6/20/60	10,160	10,173
4,5,6	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.695%	8/18/60	4,511	4,511
4,5,6	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.366%	7/15/58	13,840	13,894
4,5	PFS Financing Corp. 2017-B	2.220%	7/15/22	1,020	1,021
4,5	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,503
4,5	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	648
4,5,6	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.742%	11/25/65	10,443	10,383
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	5,097	5,194
4,5,6	Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	2.668%	9/11/48	2,279	2,281
4,5,6	Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	2.515%	11/10/49	1,443	1,443
4,5,6	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.554%	12/5/59	2,053	2,055
4,5,6	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.565%	4/10/50	3,793	3,789
4,5	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	5,680	5,716
4,5	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	20,730	20,971
4,5	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	11,310	11,369
4,5	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	4,030	4,105
4,5	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,820	3,925
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,330	2,325
4,5	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	350	352
4,5,6	SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	3.190%	2/17/32	286	290
4,5,6	SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	2.840%	9/15/34	479	482
4,5,6	SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	2.640%	9/15/34	2,432	2,440
4,5	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	701	709
4,5	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,320	2,420
4,5	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,370	1,417
4,5	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,530	2,615
4,5	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	2,942	2,945
4,5,6	SoFi Professional Loan Program 2017-A
	LLC, 1M USD LIBOR + 0.700%	2.492%	3/26/40	1,068	1,070
4,5	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	760	769
4,5	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	552	555
4,5	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	350	353

4,5	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	580	585
4,5	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	173	174
4,5	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	230	232
4,5	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	1,600	1,631
4,5	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	3,590	3,699
4,5	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	2,000	2,066
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	13,520	13,829
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	28,350	28,599
4	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	210	211
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	13,560	13,766
4,5	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	105
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	840	842
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	480	484
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,060	5,164
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	30,750	31,209
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	14,270	14,658
4	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	50,390	51,083
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	4,280	4,402
4	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	32,870	32,838
4	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	2,460	2,458
4,5	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	1,870	1,871
4,5	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	4,650	4,742
4,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	40,460	40,906
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	255
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	530
4	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	225
4,5	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,421
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	521	529
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	100	103
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	60	62
4	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	9,440	9,474
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	45,350	46,052
4	Verizon Owner Trust 2019-A	2.930%	9/20/23	13,810	14,000
4	Verizon Owner Trust 2019-A	1.940%	4/22/24	30,230	30,200
4	Verizon Owner Trust 2019-B	2.330%	12/20/23	41,004	41,265
4,5	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,275

4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	18,810	19,028
4 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	8,520	8,705
4 Volkswagen Auto Loan Enhanced Trust
2018-2	3.250%	4/20/23	39,670	40,221
4 Volkswagen Auto Loan Enhanced Trust
2018-2	3.330%	2/20/25	11,540	11,884
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	513	521
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	434	445
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	247	255
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	800	849
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.284%	7/15/46	350	370
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.548%	8/15/50	90	94
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	20	21
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	10	10
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	1,010	1,047
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	71	73
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	460	483
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	1,250	1,327
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	700	745
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	1,771	1,901
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	880	887
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	900	953
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	360	378
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	90	97
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	520	551
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	190	196
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	2,135	2,256
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	1,160	1,239
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,430	1,516
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	246	263
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	235	261

4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	3,410	3,774
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	280	308
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	230	250
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	190	210
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	250	267
4	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	240	244
4,5	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	614	627
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	597	612
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	752	777
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	385	392
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	1,152	1,170
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	567	582
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	282	290
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	526	557
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	171	175
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	284	292
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,042	1,113
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	960	1,010
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	110	118
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	30	32
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	787	827
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	1,038	1,108
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	63
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	532
4	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	5,280	5,338
4	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	47,300	48,213
4	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	6,099
4	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,625
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	23,160	23,428
4	World Omni Automobile Lease
	Securitization Trust 2019-B	2.030%	11/15/22	22,200	22,174

4,5	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	11,202	11,216
4,5	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	9,120	9,185
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,073,736)					3,304,761
Corporate Bonds (24.4%)
Finance (16.7%)
	Banking (16.3%)
5	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,659
	American Express Co.	3.700%	11/5/21	10,550	10,865
	American Express Co.	2.750%	5/20/22	3,000	3,050
	American Express Credit Corp.	2.250%	5/5/21	10,459	10,507
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	4,215	4,290
4	Bank of America Corp.	2.369%	7/21/21	3,385	3,392
4	Bank of America Corp.	2.328%	10/1/21	4,660	4,666
4	Bank of America Corp.	2.738%	1/23/22	33,000	33,237
	Bank of Montreal	3.300%	2/5/24	4,000	4,165
5	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,673
5	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	4,500	4,499
5	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	4,000	4,196
	BPCE SA	2.750%	12/2/21	2,400	2,435
4	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,105
	Citibank NA	2.850%	2/12/21	31,060	31,311
4	Citigroup Inc.	2.312%	11/4/22	5,000	5,013
5	Commonwealth Bank of Australia	2.000%	9/6/21	25,776	25,800
5	Commonwealth Bank of Australia	2.750%	3/10/22	4,760	4,840
5	Commonwealth Bank of Australia	3.450%	3/16/23	2,457	2,558
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	14,313
	Cooperatieve Rabobank UA	2.750%	1/10/23	12,445	12,643
	Credit Suisse AG	2.100%	11/12/21	7,300	7,317
5	Danske Bank A/S	2.000%	9/8/21	850	845
5	DNB Bank ASA	2.150%	12/2/22	15,000	15,034
	Fifth Third Bank	2.875%	10/1/21	1,450	1,471
	Goldman Sachs Group Inc.	2.600%	12/27/20	5,275	5,285
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,939
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,250	2,266
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,039
	HSBC Holdings plc	2.650%	1/5/22	36,300	36,696
4	HSBC Holdings plc	3.033%	11/22/23	4,170	4,255
	JPMorgan Chase & Co.	2.550%	10/29/20	21,890	21,962
	JPMorgan Chase & Co.	2.550%	3/1/21	19,218	19,326
	JPMorgan Chase & Co.	2.295%	8/15/21	4,800	4,808
4	JPMorgan Chase & Co.	3.514%	6/18/22	16,310	16,655
	JPMorgan Chase & Co.	3.250%	9/23/22	7,585	7,839
4	JPMorgan Chase & Co.	3.207%	4/1/23	10,000	10,217
4	JPMorgan Chase & Co.	2.776%	4/25/23	15,045	15,223
4	JPMorgan Chase Bank NA	3.086%	4/26/21	93,000	93,350
	Lloyds Bank plc	3.300%	5/7/21	25,000	25,397
4	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,155
4,5	Macquarie Group Ltd.	3.189%	11/28/23	4,602	4,698
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,468
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	5,278	5,330
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,556
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,930	1,933
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,400	2,456
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,615	15,816

Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	10,780	10,934
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	9,540	10,021
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	1,560	1,588
5 Mizuho Bank Ltd.	2.950%	10/17/22	940	959
Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,232
Morgan Stanley	2.500%	4/21/21	14,738	14,802
Morgan Stanley	2.625%	11/17/21	14,452	14,614
Morgan Stanley	2.750%	5/19/22	32,935	33,509
5 MUFG Bank Ltd.	2.850%	9/8/21	3,990	4,035
MUFG Union Bank NA	3.150%	4/1/22	15,875	16,231
MUFG Union Bank NA	2.100%	12/9/22	4,000	4,008
National Australia Bank Ltd.	1.875%	7/12/21	15,000	14,980
5 National Bank of Canada	2.150%	10/7/22	7,250	7,244
PNC Bank NA	2.550%	12/9/21	1,120	1,129
PNC Bank NA	2.625%	2/17/22	850	859
PNC Bank NA	2.700%	11/1/22	8,313	8,393
4 PNC Bank NA	2.028%	12/9/22	5,000	5,004
Santander UK plc	3.400%	6/1/21	24,000	24,480
State Street Corp.	4.375%	3/7/21	3,200	3,292
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,950	1,963
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,220	1,241
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	2,460	2,498
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,597
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,614	10,074
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,200
Svenska Handelsbanken AB	2.450%	3/30/21	800	805
Svenska Handelsbanken AB	1.875%	9/7/21	5,215	5,203
Svenska Handelsbanken AB	3.900%	11/20/23	1,500	1,606
Toronto-Dominion Bank	3.250%	6/11/21	21,675	22,123
Toronto-Dominion Bank	3.500%	7/19/23	15,085	15,882
Truist Bank	2.625%	1/15/22	4,000	4,049
Truist Bank	2.800%	5/17/22	21,000	21,370
Truist Financial Corp.	3.050%	6/20/22	10,000	10,201
5 UBS AG	2.450%	12/1/20	18,855	18,916
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,658
5 UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,493
US Bancorp	2.950%	7/15/22	4,800	4,921
US Bank NA	3.450%	11/16/21	5,750	5,914
US Bank NA	2.650%	5/23/22	8,395	8,540
US Bank NA	1.950%	1/9/23	13,000	13,012
Wells Fargo & Co.	3.750%	1/24/24	11,800	12,429
4 Wells Fargo Bank NA	3.325%	7/23/21	57,575	57,953
Wells Fargo Bank NA	3.625%	10/22/21	17,900	18,415
4 Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,500
Wells Fargo Bank NA	3.550%	8/14/23	9,525	9,950
Westpac Banking Corp.	2.000%	8/19/21	5,000	5,001
Westpac Banking Corp.	2.500%	6/28/22	5,037	5,090
Westpac Banking Corp.	2.750%	1/11/23	11,725	11,919

Brokerage (0.0%)
Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,045

Insurance (0.1%)
5 AIG Global Funding	2.700%	12/15/21	2,570	2,603
UnitedHealth Group Inc.	2.375%	10/15/22	2,339	2,366
UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,474

Real Estate Investment Trusts (0.3%)
Realty Income Corp.	3.250%	10/15/22	10,120	10,422
Simon Property Group LP	2.500%	7/15/21	2,285	2,302
Simon Property Group LP	2.350%	1/30/22	3,000	3,022
				1,070,624
Industrial (7.6%)
Basic Industry (0.1%)
5 Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP	3.300%	5/1/23	3,413	3,523

Capital Goods (1.0%)
3M Co.	1.750%	2/14/23	4,425	4,400
3M Co.	2.250%	3/15/23	3,289	3,317
Boeing Co.	2.300%	8/1/21	15,355	15,434
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,850	4,871
Caterpillar Financial Services Corp.	2.650%	5/17/21	12,865	12,997
Caterpillar Financial Services Corp.	1.931%	10/1/21	1,130	1,131
Caterpillar Financial Services Corp.	2.400%	6/6/22	1,016	1,027
Caterpillar Financial Services Corp.	1.900%	9/6/22	7,725	7,731
John Deere Capital Corp.	1.950%	6/13/22	2,760	2,762
Precision Castparts Corp.	2.500%	1/15/23	7,300	7,428

Communication (1.0%)
America Movil SAB de CV	5.000%	3/30/20	2,433	2,448
Comcast Corp.	1.625%	1/15/22	51,954	51,798
5 Sky plc	3.125%	11/26/22	9,480	9,720
Walt Disney Co.	1.650%	9/1/22	3,310	3,299

Consumer Cyclical (0.6%)
American Honda Finance Corp.	1.950%	5/20/22	25,000	25,082
5 Nissan Motor Acceptance Corp.	2.550%	3/8/21	600	601
5 Nissan Motor Acceptance Corp.	3.650%	9/21/21	3,500	3,571
5 Nissan Motor Acceptance Corp.	2.600%	9/28/22	700	701
Toyota Motor Corp.	3.183%	7/20/21	6,600	6,734
Toyota Motor Credit Corp.	2.750%	5/17/21	1,000	1,012

Consumer Noncyclical (1.5%)
5 Bristol-Myers Squibb Co.	2.550%	5/14/21	15,210	15,358
5 Bristol-Myers Squibb Co.	2.600%	5/16/22	32,870	33,391
GlaxoSmithKline Capital plc	2.875%	6/1/22	38,600	39,423
SSM Health Care Corp.	3.688%	6/1/23	6,485	6,747

Energy (1.7%)
BP Capital Markets America Inc.	4.742%	3/11/21	5,000	5,167
BP Capital Markets America Inc.	3.245%	5/6/22	11,135	11,493
Chevron Corp.	2.411%	3/3/22	13,980	14,168
EOG Resources Inc.	2.625%	3/15/23	20,000	20,348
Exxon Mobil Corp.	1.902%	8/16/22	5,000	5,031
Shell International Finance BV	1.750%	9/12/21	11,925	11,910
Shell International Finance BV	2.250%	1/6/23	15,000	15,120
Total Capital International SA	2.218%	7/12/21	10,000	10,047
Total Capital International SA	2.875%	2/17/22	18,000	18,364

	Other Industrial (0.2%)
5	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	12,480	12,481

	Technology (1.4%)
	Apple Inc.	1.700%	9/11/22	8,000	7,996
	International Business Machines Corp.	2.800%	5/13/21	18,700	18,946
	International Business Machines Corp.	2.500%	1/27/22	5,000	5,059
	International Business Machines Corp.	2.850%	5/13/22	23,380	23,885
	Oracle Corp.	2.500%	10/15/22	10,000	10,166
	QUALCOMM Inc.	3.000%	5/20/22	25,000	25,605

	Transportation (0.1%)
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	4,689	4,729
					485,021
Utilities (0.1%)
	Electric (0.1%)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,336
	Duke Energy Florida LLC	4.550%	4/1/20	200	201
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	2,023	2,065
	National Rural Utilities Cooperative Finance
	Corp.	2.400%	4/25/22	2,000	2,021
	NSTAR Electric Co.	3.500%	9/15/21	830	846
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,297	1,310
					9,779
Total Corporate Bonds (Cost $1,547,641)					1,565,424
Sovereign Bonds (9.6%)
5	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,730
5	Bermuda	4.138%	1/3/23	7,000	7,331
	Bermuda	4.138%	1/3/23	7,800	8,189
5	CDP Financial Inc.	2.750%	3/7/22	22,500	22,956
5	CDP Financial Inc.	3.150%	7/24/24	1,750	1,825
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,852
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,400	1,464
	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,500	1,517
	Corp. Andina de Fomento	2.200%	7/18/20	2,307	2,306
5	CPPIB Capital Inc.	2.750%	7/22/21	8,000	8,116
5,7	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,997
5,7	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,416
5,7	Dexia Credit Local SA	3.250%	9/26/23	50,000	52,282
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,212
5	Emirate of Abu Dhabi	2.125%	9/30/24	13,500	13,464
	Equinor ASA	3.150%	1/23/22	3,000	3,076
	Equinor ASA	2.650%	1/15/24	2,000	2,046
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,522
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,301
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,462
5	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,121
	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	25,841
6	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	2.654%	11/8/20	4,500	4,503
	Inter-American Development Bank	2.125%	11/9/20	150	150
8	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,520
8	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,786
8	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,091
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	14,056

	Korea Development Bank	4.625%	11/16/21	2,315	2,419
	Korea Development Bank	3.000%	3/19/22	12,500	12,823
6	Korea Development Bank, 3M USD LIBOR
	+ 0.475%	2.574%	10/1/22	50,000	50,030
6	Korea Development Bank, 3M USD LIBOR
	+ 0.550%	2.437%	3/12/21	10,000	10,026
6	Korea Development Bank, 3M USD LIBOR
	+ 0.675%	2.577%	9/19/20	11,225	11,249
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,575
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,897
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	536
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,642
5	Ontario Teachers' Finance Trust	2.125%	9/19/22	20,000	20,142
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,000	1,001
5	Province of Alberta	1.750%	8/26/20	9,350	9,351
	Province of Manitoba	2.100%	9/6/22	1,400	1,408
	Province of Ontario	4.400%	4/14/20	19,500	19,640
	Province of Quebec	2.750%	8/25/21	6,350	6,453
	Republic of Chile	3.875%	8/5/20	17,600	17,728
	Republic of Chile	3.250%	9/14/21	1,650	1,681
	Republic of Latvia	5.250%	6/16/21	4,000	4,186
	Republic of Lithuania	7.375%	2/11/20	40,260	40,492
	Republic of Lithuania	6.125%	3/9/21	17,510	18,345
	Republic of Lithuania	6.625%	2/1/22	20,500	22,461
	Republic of Poland	5.125%	4/21/21	1,350	1,406
	Republic of Poland	5.000%	3/23/22	20,630	22,017
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,605
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,808
	State of Israel	3.150%	6/30/23	2,000	2,080
	State of Kuwait	2.750%	3/20/22	9,727	9,878
	State of Qatar	4.500%	1/20/22	6,000	6,285
	State of Qatar	3.875%	4/23/23	9,734	10,276
	State of Qatar	3.375%	3/14/24	14,800	15,480
5	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,046
Total Sovereign Bonds (Cost $603,952)					614,098
				Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
9	Vanguard Market Liquidity Fund (Cost $25,629)	1.816%		256,277	25,630
Total Investments (99.8%) (Cost $6,325,835)					6,396,008
Other Assets and Liabilities-Net (0.2%)					10,409
Net Assets (100%)					6,406,417

1 Securities with a value of $1,675,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $16,988,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $1,393,094,000, representing 21.7% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by multiple countries.

8 Guaranteed by the Government of Japan.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	3,347	721,278	(397)
30-Year U.S. Treasury Bond	March 2020	55	8,575	(212)
10-Year U.S. Treasury Note	March 2020	44	5,651	7
				(602)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(487)	(68,522)	894
5-Year U.S. Treasury Note	March 2020	(248)	(29,415)	(61)
				833
				231
Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(60)	(16)	—	(76)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(117)	(31)	—	(148)
					(177)	(47)	—	(224)

1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)

Institutional Short-Term Bond Fund

3/18/21	3/18/20	117,516	1.750	(0.000)	54	(58)
3/18/22	3/18/20	131,498	(1.750)	0.000	(257)	153
3/20/23	3/18/20	139,306	(1.750)	0.000	(351)	313
3/18/24	3/18/20	124,173	(1.750)	0.000	(291)	427
3/18/25	3/18/20	89,714	(1.750)	0.000	(118)	420
3/18/27	3/18/20	34,790	(2.000)	0.000	(465)	271
					(1,428)	1,526

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Institutional Short-Term Bond Fund

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master

Institutional Short-Term Bond Fund

netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	886,095	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,304,761	—

Institutional Short-Term Bond Fund

Corporate Bonds	—	1,565,424	—
Sovereign Bonds	—	614,098	—
Temporary Cash Investments	25,630	—	—
Futures Contracts—Assets[1]	296	—	—
Futures Contracts—Liabilities[1]	(35)	—	—
Swap Contracts—Assets	206[1]	—	—
Swap Contracts—Liabilities	(13)[1]	(224)	—
Total	26,084	6,370,154	—
1 Represents variation margin on the last day of the reporting period.